Deferred income	12 Months Ended
Dec. 31, 2018
Deferred income
Deferred income

23. Deferred income

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Deferred income related to contracts
Gilead collaboration agreement for filgotinib	€131,270	€187,449	€249,937
Gilead collaboration agreement for filgotinib (*)	14,528	26,532	35,376
AbbVie collaboration for CF	3,223
Servier collaboration agreement for osteoarthritis	—	5,362	—
Deferred income related to contracts in our fee-for-service segment	471	248	47
Other deferred income (grants)	309	301	252
Total deferred income ( long term & current)	€149,801	€219,892	€285,612

(*)deferred income of €39 million recognized upon signing of the share subscription agreement with Gilead as required under IAS 39—Financial Instruments: recognition and measurement.

The adoption of IFRS 15 on January 1, 2018, resulted in a timing difference of revenue recognition between IAS 18 and IFRS 15 which negatively impacted the accumulated losses and increased the amount of deferred income (contract liabilities) by an amount of €83.2 million, as shown in the table in note 5 ‘Total revenues and other income’ (column “Deferred income reclassified from equity following adoption of IFRS 15”).

The outstanding deferred income balance at December 31, 2018 is all short term and included €145.8 million related to the collaboration agreement with Gilead for filgotinib, €3.2 million deferred income related to the collaboration agreement with AbbVie for CF, €0.5 million related to our fee-for-service segment and €0.3 million deferred grant income.

The outstanding deferred income balance at December 31, 2017 included €214.0 million deferred income related to filgotinib (€93.5 million classified as non-current deferred income),  €5.4 million deferred income related to the license fee of Servier (€3.8 million classified as non-current deferred income), and €0.3 million deferred grant income. The outstanding deferred income balance at December 31, 2016 included €285.3 million deferred income related to filgotinib (€214.8 million classified as non-current deferred income) and €0.3 million deferred grant income.

In the third quarter of the year ended December 31, 2017, a license fee of €6.0 million was received from Servier in the scope of our collaboration agreement in the field of osteoarthritis, of which €0.6 million was recognized in revenue at the end of the year 2017. This deferred income will be recognized on a straight-line basis over the next phase of development, which is our estimated period of involvement.